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Metropolitan Life Insurance Company
501 Boylston Street
Boston, Massachusetts 02116

May 1, 2013

VIA EDGAR
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U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  MetLife Insurance Company of Connecticut
     MetLife of CT Fund UL for Variable Life Insurance
     File Nos. 333-96519 and 811-03927
     Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Fund UL for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of MetLife Variable Life Prospectus Supplement and Statement of Additional Information ("SAI") being used for MetLife Variable Life variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and SAI for that product contained in the Post-Effective Amendment No. 19 for the Account filed electronically with the Commission on April 4, 2013.

Please call the undersigned at (617) 578-3031 with any questions.

Sincerely yours,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.
Assistant General Counsel
Metropolitan Life Insurance Company